Transactions with Related Parties (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Related Party Transaction [Line Items]
Vessel operating expenses	$ 4,954	$ 4,324
General and administrative expenses	8,044	7,723
Vessels and vessels' under construction, net	3,609,388		$ 3,527,305
Administrative And Service Agreements [Member]
Related Party Transaction [Line Items]
General and administrative expenses	1,750	1,175
Floating fee management agreements [Member]
Related Party Transaction [Line Items]
Vessel operating expenses	4,788	4,310
Fixed fee management agreements [Member]
Related Party Transaction [Line Items]
Vessel operating expenses	166	14
Supervision Services Agreements Capital Gas [Member]
Related Party Transaction [Line Items]
Vessels and vessels' under construction, net	$ 1,233	$ 0
CMTC [member]
Related Party Transaction [Line Items]
The percentage of ownership of common units	48.20%		48.50%
Capital Gas Corp. [Member]
Related Party Transaction [Line Items]
The percentage of ownership of common units	2.00%		2.00%
CGP [Member]
Related Party Transaction [Line Items]
The percentage of ownership of common units	8.50%		8.60%